STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (218,463)	$ (22,959)	$ (219,343)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accrued interest	3,905	229	334
Accretion expense	15,687	12,669	13,951
Amortization of debt discount	21,000	(0)	(0)
Change in fair value of derivative liabilities	59,773	(24,687)	(8,724)
Loss on issuance of convertible note	55,049	(0)	(0)
Gain on disposal of oil and gas properties	0	(29,437)	(44,569)
Change in PetroSteam license	59,828	0	0
Impairment of oil and gas properties	0	0	180,481
Change in assets and liabilities
GST receivable	(101)	(66)	(1,387)
Royalty receivable	(19,619)	0	0
Prepaid expenses	(4,106)	461	(461)
Accounts payable and accrued liabilities	(58,864)	43,956	14,846
Accrued liabilities – related party	0	(27)	0
Deferred revenue – royalty agreement	0	0	190,000
Net cash provided by (used in) operating activities	(85,911)	(19,861)	125,128
Cash flows from investing activities
Reclamation Deposits	(509)	(882)	(2,005)
Acquisition of oil and gas interests	0	0	(180,481)
Proceeds from the sale of property	0	29,437	44,569
Net cash provided by (used in) investing activities	(509)	28,555	(137,917)
Cash flows from financing activities
Proceeds from exercise of options and warrants	0	5,000	0
Proceeds from issuance of convertible note	72,000	0	0
Net cash provided by financing activities	72,000	5,000
Foreign exchange effect on cash	399	3,466	5,452
Net increase (decrease) in cash	(14,021)	17,160	(7,337)
Cash, beginning balance	21,717	4,557	11,894
Cash, ending balance	7,696	21,717	4,557
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Common stock issued in exchange for license agreement	0	0	59,828
Debt discount due to derivative liabilities	$ 72,000	$ 0	$ 0